Segment Information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($) Segment	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	2
Revenues	$ 554,751	$ 489,499
Oil and gas interests, net	7,713	7,871
Goodwill	134,939	139,158	$ 138,312
Oil and gas
Segment Reporting Information [Line Items]
Revenues	2,890	5,183
Oil and gas | United States
Segment Reporting Information [Line Items]
Revenues	2,900	5,200
Oil and gas interests, net	7,700	7,900
Goodwill	$ 0	$ 0